Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 12,323,000	$ 12,953,000
Stock Compensation	635,000	1,732,000
Reserves	84,000	85,000
DTA	13,042,000	14,770,000
Basis difference in intangibles and fixed assets	(1,176,000)	(956,000)
DTL	(1,176,000)	(956,000)
Net Operating Loss	11,866,000	13,814,000
Valuation allowance	(11,866,000)	(13,814,000)
Deferred tax assets, net